Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Rental expenses under operating leases	¥ 21,540	¥ 19,957	¥ 12,476
Future lease payments under operating leases
2021	14,902
2022	12,204
2023	11,179
2024	8,404
2025 and thereafter	3,755
Total	50,444
Capital commitments expected to be disbursed	¥ 7,870